Annual Fund Operating Expenses - THE COMMUNITY DEVELOPMENT FUND	Aug. 27, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.34%
Component3 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.10%	[2]
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	1.00%

[1]	Community Development Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of such Fund’s business (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until April 30, 2026 (the “expense cap”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (other than excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment (less any reimbursement previously paid) if at any point Total Annual Fund Operating Expenses (other than excluded expenses) are below the expense cap at the time of both (i) such fee reduction or reimbursement and (ii) the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Community Development Fund (the “Trust,” and its sole series thereunder, the “Fund”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026.
[2]	The Total Annual Fund Operating Expenses in the fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Distribution (12b-1) Fees were not incurred during the prior fiscal year.